Organization and Principal Activities - Schedule of Principal Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2018
Organization And Principal Activities [Line Items]
Place of incorporation	Cayman Islands
Foshan Viomi | VIEs
Organization And Principal Activities [Line Items]
Place of incorporation	PRC
Date of incorporation	May 06, 2014
Percentage of beneficial ownership	100.00%
Principal activities	Home appliance development and sales
Beijing Viomi | VIEs
Organization And Principal Activities [Line Items]
Place of incorporation	PRC
Date of incorporation	Jan. 12, 2015
Percentage of beneficial ownership	100.00%
Principal activities	No substantial business
Guangdong Lizi Technology Co Ltd Gangdong Lizi
Organization And Principal Activities [Line Items]
Place of incorporation	PRC
Date of incorporation	Jul. 26, 2018
Percentage of beneficial ownership	VIE’s subsidiary
Principal activities	Home appliance development and sales
Subsidiaries | Viomi HK
Organization And Principal Activities [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jan. 30, 2015
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Subsidiaries | Lequan
Organization And Principal Activities [Line Items]
Place of incorporation	PRC
Date of incorporation	May 15, 2015
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding